Critical accounting estimates and key judgements	12 Months Ended
Mar. 31, 2018
Critical Accounting Estimates And Key Judgements [Abstract]
Critical accounting estimates and key judgements

2. Critical accounting estimates

and key judgements

The preparation of financial statements in conformity with IFRS requires the use of accounting estimates and assumptions. It also requires management to exercise its judgement in the process of applying our accounting policies. We continually evaluate our estimates, assumptions and judgements based on available information and experience. As the use of estimates is inherent in financial reporting, actual results could differ from these estimates. Management has discussed its critical accounting estimates and associated disclosures with the Audit and Risk Committee of BT Group plc. The areas involving a higher degree of judgement or complexity are described in the applicable notes to the financial statements. Critical accounting estimates and key judgements can be identified throughout the notes by the following symbol.

We have the following critical accounting estimates (E) and key judgements (J):

–	Revenue from multiple element arrangements, see note 4 (J).
–	Subscriber acquisition and retention costs, see note 5 (J).
–	Current and deferred income tax, see note 9 (E, J).
–	Goodwill, see note 11 (E).
–	Government grants relating to Broadband Delivery UK (BDUK) contracts, see note 12 (E, J).
–	Long-term customer contracts, see note 16 (E).
–	Provisions and contingent liabilities, see note 18 (E, J).
–	Pension obligations, see note 19 (E, J).